Schedule of Prepaid Expenses and Deposits (Details)	12 Months Ended
Feb. 29, 2016 CAD
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	CAD 146,918
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	53,208
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	84,338
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	79,877
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	185,390
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	156,498
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	416,646
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	CAD 289,583